Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000000939 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000939 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000000939 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000939 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000939 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000000939 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000000939 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000000939 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000000939 [Member] | Student Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000939 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000000939 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000000938 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000938 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000000938 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000938 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000938 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000000938 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000000938 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000000938 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000000938 [Member] | Student Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000938 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000000938 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000000943 [Member] | Net Other Assets and Liabilities State Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000000943 [Member] | Indiana Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000943 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000000943 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000943 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000943 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000943 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000943 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000000943 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000000943 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000000943 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000000943 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000943 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000943 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000943 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000943 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000943 [Member] | CONNECTICUT
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000943 [Member] | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000943 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000943 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000943 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000000943 [Member] | KENTUCKY
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000943 [Member] | LOUISIANA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000943 [Member] | MARYLAND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000943 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000943 [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000943 [Member] | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000943 [Member] | MISSOURI
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000943 [Member] | NEVADA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000943 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000000943 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000000943 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000943 [Member] | OKLAHOMA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000943 [Member] | OREGON
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000943 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000000943 [Member] | RHODE ISLAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000943 [Member] | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000943 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000000943 [Member] | UTAH
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000943 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000943 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000000943 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000000944 [Member] | Net Other Assets and Liabilities State Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000000944 [Member] | Indiana Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000944 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000000944 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000944 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000944 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000944 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000944 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000000944 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000000944 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000000944 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000000944 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000944 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000944 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000944 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000944 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000944 [Member] | CONNECTICUT
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000944 [Member] | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000944 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000944 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000944 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000000944 [Member] | KENTUCKY
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000944 [Member] | LOUISIANA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000944 [Member] | MARYLAND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000944 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000944 [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000944 [Member] | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000944 [Member] | MISSOURI
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000944 [Member] | NEVADA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000944 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000000944 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000000944 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000944 [Member] | OKLAHOMA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000944 [Member] | OREGON
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000944 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000000944 [Member] | RHODE ISLAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000944 [Member] | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000944 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000000944 [Member] | UTAH
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000944 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000944 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000000944 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000000949 [Member] | Net Other Assets and Liabilities State Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000000949 [Member] | Indiana Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000949 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000949 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000000949 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000000949 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000949 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000000949 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000000949 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000000949 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000000949 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000000949 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000949 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000949 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000949 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000949 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000949 [Member] | CONNECTICUT
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000949 [Member] | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000949 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000000949 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000949 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000000949 [Member] | KENTUCKY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000949 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000949 [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000949 [Member] | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000949 [Member] | MISSOURI
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000949 [Member] | NEVADA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000949 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000949 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000000949 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000949 [Member] | OKLAHOMA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000949 [Member] | OREGON
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000949 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000949 [Member] | RHODE ISLAND
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000949 [Member] | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000949 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000000949 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000949 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000949 [Member] | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000949 [Member] | NEBRASKA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000949 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000000949 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000000948 [Member] | Net Other Assets and Liabilities State Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000000948 [Member] | Indiana Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000948 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000948 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000000948 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000000948 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000948 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000000948 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000000948 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000000948 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000000948 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000000948 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000948 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000948 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000948 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000948 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000948 [Member] | CONNECTICUT
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000948 [Member] | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000948 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000000948 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000948 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000000948 [Member] | KENTUCKY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000948 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000948 [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000948 [Member] | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000948 [Member] | MISSOURI
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000948 [Member] | NEVADA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000948 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000948 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000000948 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000948 [Member] | OKLAHOMA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000948 [Member] | OREGON
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000948 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000948 [Member] | RHODE ISLAND
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000948 [Member] | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000948 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000000948 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000948 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000948 [Member] | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000948 [Member] | NEBRASKA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000948 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000000948 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000000954 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
C000000954 [Member] | Assurant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
C000000954 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
C000000954 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[1]
C000000954 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
C000000954 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
C000000954 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
C000000954 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000000954 [Member] | Aon PLC Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000000954 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000000954 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000000954 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000000954 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000000954 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000954 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000000954 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000954 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000954 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000000954 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000000954 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000000954 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000000954 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000955 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[2]
C000000955 [Member] | Assurant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[2]
C000000955 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[2]
C000000955 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[2]
C000000955 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[2]
C000000955 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[2]
C000000955 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[2]
C000000955 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[2]
C000000955 [Member] | Aon PLC Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[2]
C000000955 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[2]
C000000955 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000000955 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000000955 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000000955 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000955 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000000955 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000955 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000955 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000000955 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000000955 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000000955 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000000955 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000170067 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[3]
C000170067 [Member] | Assurant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[3]
C000170067 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[3]
C000170067 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[3]
C000170067 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[3]
C000170067 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[3]
C000170067 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[3]
C000170067 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000170067 [Member] | Aon PLC Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000170067 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[3]
C000170067 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000170067 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000170067 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000170067 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000170067 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000170067 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000170067 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000170067 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000170067 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000170067 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000170067 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000170067 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000170068 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[4]
C000170068 [Member] | Assurant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[4]
C000170068 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[4]
C000170068 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[4]
C000170068 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[4]
C000170068 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[4]
C000170068 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[4]
C000170068 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[4]
C000170068 [Member] | Aon PLC Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[4]
C000170068 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[4]
C000170068 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000170068 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000170068 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000170068 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000170068 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000170068 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000170068 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000170068 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000170068 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000170068 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000170068 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000170068 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000170069 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[5]
C000170069 [Member] | Assurant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[5]
C000170069 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[5]
C000170069 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[5]
C000170069 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[5]
C000170069 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[5]
C000170069 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[5]
C000170069 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000170069 [Member] | Aon PLC Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000170069 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[5]
C000170069 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000170069 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000170069 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000170069 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000170069 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000170069 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000170069 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000170069 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000170069 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000170069 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000170069 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000170069 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000170066 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[6]
C000170066 [Member] | Assurant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[6]
C000170066 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[6]
C000170066 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[6]
C000170066 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[6]
C000170066 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[6]
C000170066 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[6]
C000170066 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[6]
C000170066 [Member] | Aon PLC Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[6]
C000170066 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[6]
C000170066 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000170066 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000170066 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000170066 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000170066 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000170066 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000170066 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000170066 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000170066 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000170066 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000170066 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000170066 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000957 [Member] | Assurant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[7]
C000000957 [Member] | IDEXX Laboratories Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[7]
C000000957 [Member] | O Reilly Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[7]
C000000957 [Member] | Verisk Analytics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[7]
C000000957 [Member] | HEICO Corp Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[7]
C000000957 [Member] | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[7]
C000000957 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[7]
C000000957 [Member] | CoStar Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[7]
C000000957 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[7]
C000000957 [Member] | Amphenol Corp Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[7]
C000000957 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000000957 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000000957 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000000957 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000000957 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000957 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000000957 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000957 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000000957 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000000957 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000957 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000000957 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000000957 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000000956 [Member] | Assurant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[8]
C000000956 [Member] | IDEXX Laboratories Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[8]
C000000956 [Member] | O Reilly Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[8]
C000000956 [Member] | Verisk Analytics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[8]
C000000956 [Member] | HEICO Corp Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[8]
C000000956 [Member] | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[8]
C000000956 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[8]
C000000956 [Member] | CoStar Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[8]
C000000956 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[8]
C000000956 [Member] | Amphenol Corp Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[8]
C000000956 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000000956 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000000956 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000000956 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000000956 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000956 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000000956 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000956 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000000956 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000000956 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000956 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000000956 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000000956 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000000959 [Member] | Texas Capital Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[9]
C000000959 [Member] | Visteon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[9]
C000000959 [Member] | Rambus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[9]
C000000959 [Member] | Moelis And Co Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[9]
C000000959 [Member] | Belden Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[9]
C000000959 [Member] | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[9]
C000000959 [Member] | Karman Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[9]
C000000959 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[9]
C000000959 [Member] | First Watch Restaurant Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[9]
C000000959 [Member] | Construction Partners Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[9]
C000000959 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000959 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000000959 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000000959 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000000959 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000959 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000000959 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000959 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000000959 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000000959 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000959 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000959 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000000959 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000960 [Member] | Texas Capital Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[10]
C000000960 [Member] | Visteon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[10]
C000000960 [Member] | Rambus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[10]
C000000960 [Member] | Moelis And Co Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[10]
C000000960 [Member] | Belden Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[10]
C000000960 [Member] | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[10]
C000000960 [Member] | Karman Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[10]
C000000960 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[10]
C000000960 [Member] | First Watch Restaurant Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[10]
C000000960 [Member] | Construction Partners Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[10]
C000000960 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000960 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000000960 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000000960 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000000960 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000960 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000000960 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000960 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000000960 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000000960 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000960 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000960 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000000960 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000962 [Member] | Mitsubishi Electirc Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[11]
C000000962 [Member] | Klepierre SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[11]
C000000962 [Member] | Balfour Beatly PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[11]
C000000962 [Member] | Enel SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[11]
C000000962 [Member] | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[11]
C000000962 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[11]
C000000962 [Member] | Orange SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[11]
C000000962 [Member] | GSK PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[11]
C000000962 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[11]
C000000962 [Member] | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[11]
C000000962 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000962 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000000962 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000962 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000962 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000962 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000962 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000000962 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000962 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000000962 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000000962 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000962 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000962 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000962 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000961 [Member] | Mitsubishi Electirc Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[12]
C000000961 [Member] | Klepierre SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[12]
C000000961 [Member] | Balfour Beatly PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[12]
C000000961 [Member] | Enel SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[12]
C000000961 [Member] | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[12]
C000000961 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[12]
C000000961 [Member] | Orange SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[12]
C000000961 [Member] | GSK PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[12]
C000000961 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[12]
C000000961 [Member] | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[12]
C000000961 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000961 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000000961 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000961 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000961 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000961 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000961 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000000961 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000961 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000000961 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000000961 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000961 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000961 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000961 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000963 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[13]
C000000963 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[13]
C000000963 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[13]
C000000963 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[13]
C000000963 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[13]
C000000963 [Member] | Uni President Enterprises Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[13]
C000000963 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[13]
C000000963 [Member] | Hong Kong Exchanges And Clearing Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[13]
C000000963 [Member] | Contemporary Amperex Technology Co Ltd Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[13]
C000000963 [Member] | JD com Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[13]
C000000963 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000963 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000963 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000963 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000000963 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000963 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000000963 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000000963 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000000963 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000963 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000963 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000000963 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000963 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000963 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000963 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000000963 [Member] | URUGUAY
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000963 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000964 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[14]
C000000964 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[14]
C000000964 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[14]
C000000964 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[14]
C000000964 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[14]
C000000964 [Member] | Uni President Enterprises Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[14]
C000000964 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[14]
C000000964 [Member] | Hong Kong Exchanges And Clearing Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[14]
C000000964 [Member] | Contemporary Amperex Technology Co Ltd Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[14]
C000000964 [Member] | JD com Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[14]
C000000964 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000964 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000964 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000964 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000000964 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000964 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000000964 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000000964 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000000964 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000964 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000964 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000000964 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000964 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000964 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000964 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000000964 [Member] | URUGUAY
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000964 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000966 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000966 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000000966 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000000966 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000966 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000966 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000000966 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000966 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000966 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000966 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000000966 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000000966 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000966 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[15]
C000000966 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000000966 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000000966 [Member] | Equity Securities Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000000966 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[15]
C000000966 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000000966 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000966 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000966 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000965 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000965 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000000965 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000000965 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000965 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000965 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000000965 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000965 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000965 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000965 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000000965 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000000965 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000965 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[16]
C000000965 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000000965 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000000965 [Member] | Equity Securities Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000000965 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[16]
C000000965 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000000965 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000965 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000965 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000967 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000967 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000000967 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000967 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000967 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000967 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000000967 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000967 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000967 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000000967 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000000967 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000000967 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000000967 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000000967 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000967 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000000967 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000000967 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000000967 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000000967 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000000968 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000968 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000000968 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000968 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000968 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000968 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000000968 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000968 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000968 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000000968 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000000968 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000000968 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000000968 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000000968 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000968 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000000968 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000000968 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000000968 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000000968 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000000970 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000970 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000000970 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000970 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000970 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000970 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000000970 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000970 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000970 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000000970 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000970 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000000970 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000000970 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000000970 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000970 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000000970 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000000970 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000970 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000000970 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000970 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000970 [Member] | U S Government Agencies Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000969 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000969 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000000969 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000969 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000969 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000969 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000000969 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000969 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000969 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000000969 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000969 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000000969 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000000969 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000000969 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000969 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000000969 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000000969 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000969 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000000969 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000969 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000969 [Member] | U S Government Agencies Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000069513 [Member] | Indiana Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069513 [Member] | U S Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000069513 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000069513 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000069513 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000069513 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000069513 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000069513 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000069513 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000069513 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000069513 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000069513 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000069513 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000069513 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000069513 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000069513 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069513 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000069513 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069513 [Member] | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069513 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000069513 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000069513 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000069513 [Member] | ARKANSAS
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000069513 [Member] | LOUISIANA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000069513 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000069513 [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000069513 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069513 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000069513 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000069513 [Member] | OKLAHOMA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069513 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069513 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000069513 [Member] | UTAH
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069513 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000069513 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000069513 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069513 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000069513 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000069514 [Member] | Indiana Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069514 [Member] | U S Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000069514 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000069514 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000069514 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000069514 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000069514 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000069514 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000069514 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000069514 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000069514 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000069514 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000069514 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000069514 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000069514 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000069514 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069514 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000069514 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069514 [Member] | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069514 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000069514 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000069514 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000069514 [Member] | ARKANSAS
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000069514 [Member] | LOUISIANA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000069514 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000069514 [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000069514 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069514 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000069514 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000069514 [Member] | OKLAHOMA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069514 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069514 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000069514 [Member] | UTAH
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069514 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000069514 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000069514 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069514 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000069514 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000110248 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000110248 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000110248 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000110248 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000110248 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000110248 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000110248 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000110248 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000110248 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000110248 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000110248 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000110248 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000110248 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000110248 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000110248 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000110248 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.90%
C000110248 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000110247 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000110247 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000110247 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000110247 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000110247 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000110247 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000110247 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000110247 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000110247 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000110247 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000110247 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000110247 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000110247 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000110247 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000110247 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000110247 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.90%
C000110247 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[3]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[4]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[5]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[6]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[7]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[8]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[9]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[10]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[11]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[12]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[13]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[14]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[15]	Amount represents less than .1%.
[16]	Amount represents less than .1%.